Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Disclosure Of Deposits [line items]
Payable after notice	$ 216,088
Payable on a fixed date	339,268
Total	794,386	$ 756,661	$ 750,838
Canada [member]
Disclosure Of Deposits [line items]
Payable after notice	174,908
Payable on a fixed date	222,660
Total	562,656	538,999	541,589
United States [member]
Disclosure Of Deposits [line items]
Payable after notice	10,844
Payable on a fixed date	35,377
Total	86,682	76,328	60,747
United Kingdom [member]
Disclosure Of Deposits [line items]
Payable after notice	361
Payable on a fixed date	18,560
Total	18,921	17,953	14,977
Mexico [member]
Disclosure Of Deposits [line items]
Payable after notice	7,278
Payable on a fixed date	11,574
Total	24,686	25,110	25,294
Peru [member]
Disclosure Of Deposits [line items]
Payable after notice	5,402
Payable on a fixed date	3,847
Total	14,699	14,579	17,694
Chile [member]
Disclosure Of Deposits [line items]
Payable after notice	158
Payable on a fixed date	12,226
Total	23,053	23,352	23,592
Colombia [member]
Disclosure Of Deposits [line items]
Payable after notice	5,291
Payable on a fixed date	3,331
Total	9,307	8,840	9,308
Other International [member]
Disclosure Of Deposits [line items]
Payable after notice	11,846
Payable on a fixed date	31,693
Total	54,382	51,500	57,637
Personal [member]
Disclosure Of Deposits [line items]
Payable after notice	159,858
Payable on a fixed date	68,270
Total	247,462	246,661	246,135
Business and government [member]
Disclosure Of Deposits [line items]
Payable after notice	54,622
Payable on a fixed date	240,933
Total	503,314	469,078	464,619
Financial institution [member]
Disclosure Of Deposits [line items]
Payable after notice	1,608
Payable on a fixed date	30,065
Total	43,610	$ 40,922	$ 40,084
Interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	193,057
Interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	139,217
Interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	40,220
Interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	5,396
Interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	3,533
Interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	45
Interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	4,646
Interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	8,808
Interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	173,048
Interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	11,201
Non- interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	45,973
Non- interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	25,871
Non- interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	241
Non- interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	5,834
Non- interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	54
Non- interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	7,136
Non- interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	640
Non- interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	6,197
Non- interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	10,526
Non- interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	34,711
Non- interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	$ 736